Segmented Information	12 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
Segmented Information

15. Segmented Information

The Company currently operate in a single reportable segment and is principally engaged in the business of foreign language educations. The Company’s revenue is primarily derived from its US subsidiary, QHI during the years ended September 30, 2022, 2021 and 2020.

As at September 30, 2022, long-term assets located in the U.S. and Canada were $8,220,921 or 83%, and $1,712,595 or 17% of the Company’s total long-term assets.

As at September 30, 2021, long-term assets located in the U.S. were $4,427,575 or 100% of the Company’s total long-term assets.